Balance Sheets - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash	$ 595,536	$ 877,099
Prepaid expenses	20,408	315,306
Cash and marketable securities held in Trust Account	9,160,803	127,760,867
Total current assets	9,776,747	128,953,272
Total assets	9,776,747	128,953,272
Current liabilities
Accrued expenses - related party	6,000	21,000
Accrued expenses	866,500	15,712
Taxes payable	57,569
Loan payable - related party	1,865,000	500,000
Total current liabilities	2,795,069	536,712
Non-current liabilities
Deferred underwriting commissions	4,427,500	4,427,500
Total non-current liabilities	4,427,500	4,427,500
Total liabilities	7,222,569	4,964,212
Common stock subject to possible redemption, 830,210 shares at $10.90 per share and 12,650,000 shares at $10.10 per share as of March 31, 2023 and March 31, 2022, respectively	8,994,434	127,765,000
Stockholders’ (Deficit)
Preferred stock, $0.0001 par value, 1,000,000 shares authorized, -0- shares issued and outstanding as of March 31, 2023 and March 31, 2022
Additional paid-in capital
Accumulated deficits	(6,440,634)	(3,776,318)
Total Stockholders’ (Deficit)	(6,440,256)	(3,775,940)
Total Liabilities and Stockholders’ (Deficit)	9,776,747	128,953,272
Common Class A [Member]
Stockholders’ (Deficit)
Common stock value	378	62
Common Class B [Member]
Stockholders’ (Deficit)
Common stock value		$ 316